SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues		$ 175,628	$ 182,127	$ 170,167
Operating income (loss)		40,644	45,870	37,930
Assets		72,699	74,889	76,864
Goodwill		3,356	4,041	5,433	[1]
Expenditures for assets		14,871	13,172	12,576
Depreciation and amortization		8,788	9,068	9,718
Impairment of goodwill and intangible assets	[2]	929	922	4,620
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues		127,683	133,692	126,951
Operating income (loss)		38,328	42,603	38,470
Assets		62,236	63,795	66,300
Goodwill		1,539	1,544	1,730	[1]
Expenditures for assets		14,478	12,574	12,312
Depreciation and amortization		$ 8,636	8,920	9,360
Impairment of goodwill and intangible assets			34	2,816
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues		$ 47,945	48,435	43,216
Operating income (loss)		2,316	3,267	(540)
Assets		10,463	11,094	10,564
Goodwill		1,817	2,497	3,703	[1]
Expenditures for assets		393	598	264
Depreciation and amortization		152	148	358
Impairment of goodwill and intangible assets		$ 929	$ 888	$ 1,804

[1]	The accumulated amount of impairment loss as of December 31, 2013, December 31, 2014 and December 31, 2015 was US$ 5,545,000, US$ 6,424,000 and US$ 7,098,000, respectively.
[2]	See Notes 7, 8 and 1N.